N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Equitable Financial Life Insurance Company of America
Equitable Financial Life Insurance Company

Supplement Dated May 1, 2023 to the current statutory prospectus, initial summary prospectus and updating summary prospectus for Retirement Cornerstone
®
Series 19

This Supplement modifies certain information in the above-referenced prospectus, initial summary prospectus and updating summary prospectus (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectus, initial summary prospectus and updating summary prospectus are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

The following hereby amends the current expense in “
Appendix: Portfolio Companies available under the contract
” for the following funds:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses
BlackRock Global Allocation V.I. Fund — BlackRock Advisers, LLC; BlackRock (Singapore) Limited	1.01%^
Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company , LLC; Wellington Management Company LLP	1.09%

Prospectuses Available [Text Block]
This Supplement modifies certain information in the above-referenced prospectus, initial summary prospectus and updating summary prospectus (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectus, initial summary prospectus and updating summary prospectus are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

Blackrock Global Allocation V I Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Hartford Disciplined Equity HLS Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company , LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%